Net Income (Loss) per Share Attributable to Common Stockholders (Tables)	12 Months Ended
May 31, 2024
Net Income (Loss) per Share Attributable to Common Stockholders [Abstract]
Schedule of Basic and Diluted Loss per Share	The following outlines the Company’s basic and diluted loss per share for the year ended May 31, 2024 and May 31, 2023 (000’s CAD, except share amounts):
	Year Ended
	May 31, 2024	May 31, 2023
Net Income (loss)	$(8,160)	$(1,247)
Basic weighted-average common shares outstanding	10,717,378	7,326,310
Basic and diluted net income (loss) per common share	$(0.76)	$(0.17)